Supplemental Financial Statement Information - Property, Plant and Equipment (Detail) (Successor [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 494,108	$ 501,256
Accumulated depreciation	(183,965)	(146,044)
Property, Plant and Equipment, net	310,143	355,212
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	34,723	34,103
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	152,281	156,981
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	300,810	304,329
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 6,294	$ 5,843